Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Schedule of Financing Income) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details Of Statements Of Profit Or Loss And Other Comprehensive Income Revenues
Interest Income and consumer price index in Israel in conection to concession project	€ 1,757	€ 1,948	€ 789
Interest income	70	291	544
Change in fair value of derivatives, net	897	494
Gain from exchange rate differences, net		697
Total financing income	€ 2,724	€ 3,430	€ 1,333